BMC FUND, INC.

                            FINANCIAL STATEMENTS AND

                            SUPPLEMENTARY INFORMATION

                            Year Ended March 31, 2001

                  CONFIDENTIAL: For the use of shareholders and the Securities and Exchange Commission only.

BMC FUND, INC.
================================================================================

TABLE OF CONTENTS

                                                                        Page No.
                                                                        --------

Directors and Officers..................................................    1

Letter to Shareholders..................................................    2

Federal Income Tax Information..........................................    3

Supplemental Proxy Information..........................................    3

Independent Auditors' Report............................................    5

Statement of Assets and Liabilities.....................................    6

Statement of Operations.................................................    7

Statements of Changes In Net Assets.....................................    8

Notes to Financial Statements...........................................    9

Financial Highlights ...................................................   11

Schedules of Investments:
       I. - Investments in Securities of Unaffiliated Issuers...........   12
      II. - Investments - Other than Securities.........................   24
     III. - Investments in Affiliates...................................   25

BMC FUND, INC.
DIRECTORS AND OFFICERS
================================================================================

                                    DIRECTORS

       James T. Broyhill                    Winston-Salem, North Carolina
       Paul H. Broyhill                     Lenoir, North Carolina
       William E. Cooper                    Dallas, Texas
       Lawrence Z. Crockett                 Vero Beach, Florida
       Allene B. Heilman                    Clearwater, Florida
       Gene A. Hoots                        Charlotte, North Carolina
       Michael G. Landry                    Fort Lauderdale, Florida
       L. Glenn Orr, Jr.                    Winston-Salem, North Carolina
       Dolph W. von Arx                     Naples, Florida

                                    OFFICERS

       Paul H. Broyhill                     President
       M. Hunt Broyhill                     Vice President
       D. E. Hendricks                      Chief Financial Officer
       Michael G. Landry                    Vice President and
                                              Chief Investment Officer
       Carol Frye                           Secretary and Treasurer

                                DIRECTOR EMERITUS

       Harry Heltzer                        Lenoir, North Carolina

TO OUR SHAREHOLDERS:

We are happy to present to you our annual report, which we believe contains complete and pertinent financial information.

BMC Fund, Inc. became a Regulated Investment Company (RIC) on April 1, 1981. During the twelve months ended March 31, 2001, the Fund paid the following dividends per share:

      June 10, 2000 to shareholders of record May 25, 2000            $ .33
      September 9, 2000 to shareholders of record August 25, 2000       .33
      December 10, 2000 to shareholders of record November 25, 2000     .59
      March 10, 2001 to shareholders of record February 25, 2001        .33
                                                                      -----

      Total                                                           $1.58
                                                                      =====

Prior to April 1, 1999, at least 50% of the market value of the Fund consisted of tax exempt municipal bonds. At a board of directors meeting held in July 1998, the board approved a plan to change the Fund's investment strategy. The amount invested in municipal bonds was to remain at a level of at least 50% of the total value of the Fund until April 1, 1999 and at that time, or as soon as practical thereafter, all municipal bonds would be redeemed or sold. The tax exempt securities were redeemed with no loss as follows:

      April 1999                                               $69,340,000
      May 1999                                                   4,220,000
                                                               -----------

      Total                                                    $73,560,000
                                                               ===========

The proceeds from the tax exempt securities were added to the then existing marketable securities. Schedule I is a listing of all the Fund's diversified securities at March 31, 2001, with a total market value of $123,795,432.

It is our intent to render reports to shareholders each six months.

Paul H. Broyhill, President                     M. Hunt Broyhill, Vice President

                  CONFIDENTIAL: For the use of shareholders and the Securities and Exchange Commission only.

                         FEDERAL INCOME TAX INFORMATION

We are required by the Internal Revenue Code to advise you within 60 days of the Fund's fiscal year end (March 31, 2001) as to the federal tax status of dividends paid by the Fund during such fiscal year. Accordingly, we are advising you that during the fiscal year the Fund paid distributions to its shareholders totaling $1.58 per share, comprised of $1.08 per share ordinary income and short term capital gains which are taxable as ordinary income, and $0.50 per share long term capital gains which are taxable as such. The shareholders are furnished a Form 1099 in January of each year which details the federal tax status of dividends paid by the Fund during the calendar year.

                         SUPPLEMENTAL PROXY INFORMATION
                       2000 ANNUAL MEETING OF SHAREHOLDERS

The Annual Meeting of Shareholders of BMC Fund, Inc. was held on July 29, 2000 at Hound Ears Club, Blowing Rock, North Carolina. The meeting was held for the following purposes:

1.    To elect the following 12 directors to serve as follows:

      Director                                         Term         Expiring

      E. D. Beach                                      1 year         2001
      James T. Broyhill                                1 year         2001
      Paul H. Broyhill                                 1 year         2001
      William E. Cooper                                1 year         2001
      Lawrence Z. Crockett                             1 year         2001
      Willard A. Gortner                               1 year         2001
      Allene B. Heilman                                1 year         2001
      Harry Heltzer                                    1 year         2001
      Gene A. Hoots                                    1 year         2001
      Michael G. Landry                                1 year         2001
      L. Glenn Orr, Jr                                 1 year         2001
      Dolph W. von Arx                                 1 year         2001

2. To approve an amendment to the Company's Investment Advisory Agreement with IBJ Whitehall Bank & Trust Company to adjust the advisory fee rate.

3. To approve an amendment to the Company's Investment Advisory Agreement with IBJ Whitehall Bank & Trust Company to remove the limitation on the maximum amount of assets IBJ Whitehall is authorized to manage.

4. To ratify the selection of the firm of Deloitte & Touche LLP as the Company's auditor for the fiscal year beginning April 1, 2000.

5.    To vote upon such other business as may come before the meeting.

The results of the proxy solicitation on the above matters were as follows:

                                    Votes      Votes     Votes
      Director                       For      Against   Withheld   Abstentions
1.    E. D. Beach                  4,750,945     --      182,336       --
      James T. Broyhill            4,750,945     --      182,336       --
      Paul H. Broyhill             4,750,945     --      182,336       --
      William E. Cooper            4,750,945     --      182,336       --
      Lawrence Z. Crockett         4,750,945     --      182,336       --
      Willard A. Gortner           4,750,945     --      182,336       --
      Allene B. Heilman            4,750,945     --      182,336       --
      Harry Heltzer                4,750,945     --      182,336       --
      Gene A. Hoots                4,750,945     --      182,336       --
      Michael G. Landry            4,750,945     --      182,336       --
      L. Glenn Orr, Jr             4,750,945     --      182,336       --
      Dolph W. von Arx             4,750,945     --      182,336       --

2.    IBJ Whitehall to adjust
        the fee rate               4,750,945     --      182,336       --

3.    IBJ Whitehall to remove
        limitation                 4,750,945     --      182,336       --

4.    Deloitte & Touche LLP        4,750,945     --      182,336       --

5. There was no other business voted upon at the Annual Meeting of Shareholders.

                            SUPPLEMENTAL INFORMATION

Paul H. Broyhill, President, is primarily responsible for the day-to-day management of the Company's portfolio and has had such responsibility since the inception of the Fund. In addition, portions of the Company's portfolio are managed by Whitehall Asset Management, Inc., a wholly owned subsidiary of IBJ Whitehall Bank & Trust Company ("Whitehall"), which is responsible for approximately $21.9 million of the Fund's portfolio; W. H. Reaves & Co., Inc. ("Reaves & Co."), which is responsible for approximately $10.4 million of the Fund's portfolio, and Northern Trust Investments, Inc., a wholly owned, indirect subsidiary of The Northern Trust Company, N.A. ("Northern Trust"), which is responsible for approximately $12.7 million of the Fund's portfolio. Paul Blaustein, a Senior Investment Officer of Whitehall, is the portfolio manager responsible for the portion of the Company's portfolio managed by Whitehall; William H. Reaves, who is the Chief Investment Officer of Reaves & Co., is the portfolio manager responsible for the portion of the Company's portfolio managed by Reaves & Co.; and Robert A. Mitchell, a Vice President with Northern Trust, is the portfolio manager responsible for the portion of the Company's portfolio managed by Northern Trust. Mr. Blaustein has held his current position with Whitehall for more than three years. Mr. Reaves has held his current position with Reaves & Co. for more than five years. Mr. Mitchell has held his current position with Northern Trust for more than five years.

                          INDEPENDENT AUDITORS' REPORT

To the Board of Directors and
Shareholders of BMC Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of BMC Fund, Inc. (the "Company"), including the schedules of investments, as of March 31, 2001, and the related statements of operations and changes in net assets and the selected financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of BMC Fund, Inc.'s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended March 31, 2000 and the selected financial highlights for each of the nine years in the period then ended were audited by other auditors whose report dated May 19, 2000 expressed an unqualified opinion on the statement and the selected financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at March 31, 2001 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the 2001 financial statements and financial highlights present fairly, in all material respects, the financial position of BMC Fund, Inc. at March 31, 2001, and the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.


Dixon Odom, PLLC

May 17, 2001
Charlotte, North Carolina

BMC FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2001
================================================================================

ASSETS AT MARKET VALUE:
      Investment securities (cost - $105,950,174)              $ 123,795,432
      Investments in affiliates - wholly owned
        subsidiaries (equity value $15,687,912)                   17,932,058
      Investment in real estate (cost $146,376)                      150,000
      Cash and short-term investments                              1,235,387
      Receivables, principally accrued interest                      600,143
      Receivables from brokers                                     1,564,922
      Other assets                                                    24,548
                                                               -------------

             Total assets                                        145,302,490

LIABILITIES - Accounts payable and accrued expenses                   81,172
                                                               -------------

NET ASSETS AT MARCH 31, 2001 - EQUIVALENT TO $29.44 PER
      SHARE ON 4,933,281 SHARES OF COMMON STOCK OUTSTANDING    $ 145,221,318
                                                               =============

SUMMARY OF SHAREHOLDERS' EQUITY:
      Common stock, par value $5.00 per share - authorized
        70,000,000 shares; outstanding, 4,933,281 shares       $  24,666,405
      Retained earnings prior to becoming investment company      92,939,370
      Undistributed net investment income                          4,542,892
      Realized loss on investments                                (2,215,091)
      Undistributed nontaxable gain                                5,194,714
      Unrealized appreciation of investments                      20,093,028
                                                               -------------

NET ASSETS APPLICABLE TO COMMON STOCK OUTSTANDING              $ 145,221,318
                                                               =============

See accompanying notes.

BMC FUND, INC.
STATEMENT OF OPERATIONS
Year Ended March 31, 2001
================================================================================

INVESTMENT INCOME:
   Income:
      Interest                                                     $  1,986,199
      Dividends                                                       3,058,906
      Equity in earnings of wholly owned subsidiaries                 2,180,692
                                                                   ------------

         Total income                                                 7,225,797
                                                                   ------------

   Expenses:
      Investment expenses                                               310,190
      Salaries                                                          122,345
      Taxes and licenses                                                 30,588
      Interest                                                           54,172
      Legal and professional fees                                        71,295
      Travel and entertainment                                           76,290
      Property and liability insurance                                   20,454
      Directors' fees                                                    37,473
      Rent                                                               14,100
      Depreciation expense                                                2,416
      Office supplies and expense                                         8,889
      Miscellaneous                                                         409
                                                                   ------------

         Total expenses                                                 748,621
                                                                   ------------

         Net investment income                                        6,477,176
                                                                   ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Realized gain (loss) from investment securities sold                (2,215,091)
 Change in unrealized appreciation of investment for the year        (8,303,409)
                                                                   ------------

         Net gain (loss) on investments                             (10,518,500)
                                                                   ------------

NET DECREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                                  $ (4,041,324)
                                                                   ============

See accompanying notes.

BMC FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
Years Ended March 31, 2001 and 2000
================================================================================

                                                                     2001             2000
                                                                -------------    -------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
      Net investment income                                     $   6,477,176    $  10,413,311
      Net realized gain (loss) on investments                      (2,215,091)       1,423,444
      Change in unrealized appreciation                            (8,303,409)       8,985,585
                                                                -------------    -------------
             Net increase (decrease) in net assets resulting
               from operations                                     (4,041,324)      20,822,340

DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Net realized gains on investment securities                          --       (1,423,444)
      Net investment income                                        (7,794,584)      (5,433,817)
                                                                -------------    -------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                           (11,835,908)      13,965,079

NET ASSETS AT BEGINNING OF YEAR                                   157,057,226      143,092,147
                                                                -------------    -------------

NET ASSETS AT END OF YEAR (Including
      undistributed net investment income: 2001 - $4,542,892;
      2000 - $5,860,300)                                        $ 145,221,318    $ 157,057,226
                                                                =============    =============

See accompanying notes.

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS
Year Ended March 31, 2001
================================================================================

1.    SIGNIFICANT ACCOUNTING POLICIES

      BMC Fund, Inc. (the "Company") is a closed-end, diversified investment company registered under the Investment Company Act of 1940, as amended. Prior to becoming a regulated investment company on April 1, 1981, BMC Fund, Inc. operated as a regular corporation. The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

      A. Investment Valuations - The investment securities are stated at market value as determined by closing prices on national securities exchanges. Investment securities include corporate bonds, government agency bonds, mutual funds, common stocks, and investments in limited partnerships. The carrying value of the investments in wholly owned subsidiaries is based on an independent appraisal of the fair market value of the subsidiaries. Equity in earnings of the wholly owned subsidiaries in the statement of operations represents the current year earnings of the subsidiaries accounted for using the equity method.

            The carrying value of the investment in real estate is based on an independent appraisal of the fair market value of the real estate.

      B. Investment Transactions - Investment transactions are accounted for on the date the order to buy or sell is executed. Realized gains and losses on investments are determined on the basis of specific identification of issues sold or matured.

      C. Income Taxes - No federal tax provision is required as it is the Company's policy to comply with the provisions of Subchapter M of the Internal Revenue Code of 1954, as amended, including the distribution to its shareholders of substantially all of its income and any capital gains not offset by capital losses. Also, no state income tax provision has been provided because the states in which the Company has income recognize the tax exempt status of a regulated investment company.

      D. Dividend Policy - It is the Company's policy to pay dividends during the year in sufficient amounts to meet the requirements to maintain its status as a regulated investment company.

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS
Year Ended March 31, 2001
================================================================================

1.    SIGNIFICANT ACCOUNTING POLICIES (Continued)

      E. Temporary Cash and Short-Term Investments - For purposes of financial reporting, the Company considers all investments at financial institutions with original maturities of three months or less (repurchase agreements at March 31, 2001) to be equivalent to cash. Short-term money market investments managed by third party investors are included in investment securities.

      F. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      G. Recent Accounting Pronouncements - Statement of Financial Accounting Standards No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133), was issued in June 1998. SFAS 133 is effective for the Company in the year beginning April 1, 2001. SFAS 133 requires that an entity recognize all derivatives as either assets or liabilities in the balance sheet and measure those instruments at fair value. The adoption of SFAS 133 did not have a significant effect on the Company's financial statements.

2.    LINE OF CREDIT

      On August 24, 1999, the Company entered into an agreement with a bank for a line of credit in the amount of $10,000,000 to provide the Company more flexibility in its payment of dividends and management of its investments. The interest rate on any borrowings will be at the LIBOR market index rate plus 125 basis points. No commitment fee is charged on any unused balance. As of March 31, 2001, the Company had no borrowings from this line of credit.

3.    ADVISORY BOARD AND REMUNERATION OF DIRECTORS

      The Company does not have an advisory board. The independent directors are paid an annual fee of $3,000 plus $1,000 for each meeting attended. Each such independent director is paid an additional $1,000 for each day attending a committee meeting other than on the date of a board meeting. In addition, all directors are reimbursed for their reasonable expenses incurred in attending meetings.

BMC FUND, INC.
FINANCIAL HIGHLIGHTS
Each of the Ten Years In the Period Ended March 31, 2001
================================================================================

The following table presents financial information divided into three parts: per share operating performance, total investment return and ratios and supplemental data for each of the ten years in the period ended March 31, 2001. The first part, per share operating performance, details the changes on a per share basis of the Company's beginning net asset value to its ending net asset value. The second part, total investment return, is based on the market price of the Company's shares of stock. Part three, ratios and supplemental data, provides additional financial information related to the Company's performance.

PER SHARE OPERATING
   PERFORMANCE                                  2001            2000           1999            1998           1997
Net asset value, beginning of period         $     31.84     $     29.01    $     30.55     $     29.33    $     29.40
                                             -----------     -----------    -----------     -----------    -----------
   Net investment income                            1.31            2.11           1.04            1.26           1.29
   Net gains (losses) on investments               (2.13)           2.11          (0.16)           1.95           0.54
                                             -----------     -----------    -----------     -----------    -----------
Total from investment operations                   (0.82)           4.22           0.88            3.21           1.83
                                             -----------     -----------    -----------     -----------    -----------
Less distributions:
   Dividends from net investment income             1.58            1.10           1.49            1.14           1.16
   Distributions from capital gains                 0.00            0.29           0.93            0.85           0.74
                                             -----------     -----------    -----------     -----------    -----------
Total distributions                                 1.58            1.39           2.42            1.99           1.90
                                             -----------     -----------    -----------     -----------    -----------
Net asset value, end of period(1)            $     29.44     $     31.84    $     29.01     $     30.55    $     29.33
                                             ===========     ===========    ===========     ===========    ===========

Per share market value, end of period(1)     $     26.00     $     26.00    $     26.00     $     26.00            N/A
                                             ===========     ===========    ===========     ===========    ===========

TOTAL INVESTMENT RETURN(2)                         (3.15)%         16.23%          3.38%          12.33%          7.05%
                                             ===========     ===========    ===========     ===========    ===========

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)     $   145,221     $   157,057    $   143,092     $   150,705    $   144,702
Ratio of expenses to average net assets(3)          0.49%           0.40%          0.32%           0.27%          0.27%
Ratio of net investment income to
   average net assets(3)                            4.23%           6.99%          3.50%           4.18%          4.39%
Portfolio turnover rate                            33.65%          94.21%         80.17%          26.98%         31.23%

PER SHARE OPERATING
   PERFORMANCE                                      1996           1995           1994            1993           1992
Net asset value, beginning of period            $     28.23    $     28.02    $     28.59     $     27.77    $     27.71
                                                -----------    -----------    -----------     -----------    -----------
   Net investment income                               1.22           1.28           1.30            1.42           1.62
   Net gains (losses) on investments                   1.69           0.46          (0.46)           1.14           0.31
                                                -----------    -----------    -----------     -----------    -----------
Total from investment operations                       2.91           1.74           0.84            2.56           1.93
                                                -----------    -----------    -----------     -----------    -----------
Less distributions:
   Dividends from net investment income                1.05           1.20           1.21            1.45           1.72
   Distributions from capital gains                    0.69           0.33           0.20            0.29           0.15
                                                -----------    -----------    -----------     -----------    -----------
Total distributions                                    1.74           1.53           1.41            1.74           1.87
                                                -----------    -----------    -----------     -----------    -----------
Net asset value, end of period(1)               $     29.40    $     28.23    $     28.02     $     28.59    $     27.77
                                                ===========    ===========    ===========     ===========    ===========

Per share market value, end of period(1)        $     26.00    $     26.00            N/A             N/A    $     26.00
                                                ===========    ===========    ===========     ===========    ===========

TOTAL INVESTMENT RETURN(2)                            11.17%          6.68%          3.25%           9.83%          7.39%
                                                ===========    ===========    ===========     ===========    ===========

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)        $   145,036    $   139,248    $   138,230     $   141,023    $   136,994
Ratio of expenses to average net assets(3)             0.29%          0.30%          0.30%           0.27%          0.29%
Ratio of net investment income to
   average net assets(3)                               4.21%          4.55%          4.60%           5.02%          5.82%
Portfolio turnover rate                               21.75%         32.29%         22.48%          30.12%         32.74%

(1) Unaudited - Based on stock trades, which are very limited, during that year.
(2) Unaudited - Computed as follows: income from operations divided by the product of the market value per share times number of shares outstanding.
(3)   Average is computed on a quarterly basis.

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS
March 31, 2001
================================================================================

                                                  Coupon                                                 Percent
                                                 Interest    Maturity      Maturity       Market         of Net
Debt Issuer                                        Rate        Date          Value        Value          Assets
CORPORATE BONDS AND
  GOVERNMENT AGENCIES:
GENERAL ELEC CAP CORP MTN BE                      6.330%     9/17/2001   $   200,000   $   201,538
TIMES MIRROR CO NEW                               6.650%    10/15/2001       200,000       202,040
SAFEWAY INC                                       5.875%    11/15/2001       125,000       125,757
SPRINT CAP CORP MTN BE                            7.625%     6/10/2002        80,000        82,046
NABISCO INC                                       6.700%     6/15/2002       450,000       452,144
BANK ONE CORP                                     6.400%      8/1/2002        20,000        20,344
RAYTHEON CO                                       6.450%     8/15/2002       125,000       125,291
TRANSAMERICA FIN CORP                             7.250%     8/15/2002       170,000       174,341
HELLER FINANCIAL INC                              7.500%     8/23/2002        40,000        40,980
WELLS FARGO & CO DEL                              6.500%      9/3/2002       200,000       204,185
OCCIDENTAL PETE CORP DEL                          6.750%    11/15/2002       462,000       470,493
INGERSOLL-RAND CO                                 5.750%     2/14/2003       100,000       100,522
CIT GROUP INC                                     7.375%     3/15/2003       140,000       144,603
BOEING CO                                         6.350%     6/15/2003       200,000       207,083
CARNIVAL CORP                                     6.150%     10/1/2003       158,000       159,117
LEHMAN BROS HLDGS INC                             7.250%    10/15/2003     1,000,000     1,040,102
GENERAL MTRS ACCEP CORP                           5.750%    11/10/2003       200,000       200,309
CCB FINL CORP                                     6.750%     12/1/2003       605,000       620,804
EASTMAN CHEM CO                                   6.375%     1/15/2004     1,000,000       974,627
OAKWOOD HOMES CORP                                7.875%      3/1/2004     1,000,000       390,000
CONOCO INC                                        5.900%     4/15/2004       175,000       177,738
HERTZ CORP                                        7.000%      7/1/2004     1,000,000     1,023,246
PARK PLACE ENTERTAINMENT                          7.000%     7/15/2004       430,000       434,054
TEXTRON INC                                       6.375%     7/15/2004       200,000       204,082
ALBERTSONS INC                                    6.550%      8/1/2004       150,000       150,166
CATERPILLAR FINL SVCS CORP                        6.875%      8/1/2004       200,000       208,428
DUKE CAP CORP                                     7.250%     10/1/2004       400,000       419,069
DU PONT E I DE NEMOURS & CO                       6.750%    10/15/2004       200,000       209,303
ELECTRONIC DATA SYS CORP                          6.850%    10/15/2004       200,000       207,831
FIRST UNION CORP                                  7.700%     2/15/2005       100,000       105,954
TARGET CORP                                       7.500%     2/15/2005       200,000       213,059
FORD MOTOR CREDIT                                 7.500%     3/15/2005        95,000        99,395
UNITED DOMINION RLTY TR MTNSBE                    7.730%      4/5/2005     1,000,000     1,022,089
RITE AID CORP                                     7.625%     4/15/2005     1,000,000       705,000
FEDERAL HOME LN BKS CONS B                        6.005%     4/29/2005       500,000       500,469
NATIONAL CITY CORP                                7.200%     5/15/2005       200,000       208,959
RYDER SYS INC                                     6.500%     5/15/2005       725,000       704,310
ENRON CORP                                        6.750%      7/1/2005       100,000       101,962
REPSOL INTL FIN                                   7.450%     7/15/2005        50,000        52,656
WORLDCOM INC GA                                   6.400%     8/15/2005       200,000       196,096
FLEETBOSTON FINANCIAL CORP                        7.250%     9/18/2005       155,000       164,446
UNILEVER CAP CORP                                 6.875%     11/1/2005        60,000        63,244
CITIGROUP INC                                     6.750%     12/1/2005        80,000        83,346
FEDERAL HOME LN BKS CONS B                        6.000%    12/14/2005       500,000       500,000
PAINE WEBBER GROUP INC                            6.750%      2/1/2006       800,000       838,138

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS
March 31, 2001
================================================================================

                                                  Coupon                                               Percent
                                                 Interest    Maturity      Maturity       Market       of Net
Debt Issuer                                        Rate        Date          Value        Value        Assets
CORPORATE BONDS AND
  GOVERNMENT AGENCIES:
PHILIP MORRIS COS INC                             6.375%      2/1/2006   $ 1,000,000   $ 1,008,786
PROGRESS ENERGY INC                               6.750%      3/1/2006       100,000       102,970
FEDERAL RLTY INVT TR MTN                          6.990%     3/10/2006       500,000       496,375
KEYCORP NEW                                       7.500%     6/15/2006       500,000       525,624
AVALON BAY CMNTYS INC                             6.800%     7/15/2006       500,000       510,133
TIME WARNER INC                                   8.110%     8/15/2006       150,000       163,991
BANK OF AMERICA CORPORATION                       7.125%     9/15/2006       200,000       210,024
FIRST NATL BK BOSTON MASS                         7.375%     9/15/2006       500,000       528,704
SEAGRAM LTD                                       8.350%    11/15/2006       590,000       654,420
UNITED DOMINION REALTY TR INC                     7.250%     1/15/2007       500,000       498,363
NORFOLK SOUTHERN CORP                             7.350%     5/15/2007       150,000       157,095
SALOMON SMITH BARNEY HLDGS                        6.500%     2/15/2008        20,000        20,120
PRAXAIR INC                                       6.500%      3/1/2008       105,000       105,691
OWENS CORNING                                     7.700%      5/1/2008       660,000       178,200
HOUSEHOLD FIN CORP                                6.400%     6/17/2008       200,000       199,157
FEDERAL HOME LN MTG DEB                           6.250%      2/3/2009     1,500,000     1,492,969
FEDERAL HOME LN BKS CONS B                        6.680%     3/30/2009     1,000,000     1,000,000
FEDERAL HOME LN BKS CONS B                        6.585%     4/27/2009       500,000       500,313
COCA COLA BOTTLING CO CONS                        6.375%      5/1/2009       500,000       466,815
FEDERAL HOME LN MTG DEB                           6.750%      5/5/2009       500,000       500,000
GOODRICH B F CO                                   6.600%     5/15/2009       500,000       491,607
UNITED TECHNOLOGIES                               6.500%      6/1/2009       100,000       103,039
WAL MART STORES INC                               6.875%     8/10/2009       100,000       105,811
ALLSTATE CORP                                     7.200%     12/1/2009       125,000       132,063
GENERAL ELEC CAP CORP MTN                         7.375%     1/19/2010       150,000       165,873
DUKE ENERGY FIELD SVCS LLC                        7.875%     8/16/2010       110,000       117,858
BRITISH TELECOMMUNICATIONS                        8.125%    12/15/2010        50,000        52,151
DOW CHEM CO                                       6.125%      2/1/2011       100,000        99,445
J P MORGAN CHASE & CO                             6.750%      2/1/2011       100,000       101,718
U S AIRWAYS                                       7.890%      3/1/2019        40,000        42,112
                                                                         -----------   -----------
TOTAL INVESTMENTS IN
  CORPORATE BONDS AND GOVERNMENT AGENCIES                                $26,245,000   $25,260,793       17.39%
                                                                         ===========   -----------   ---------

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS
March 31, 2001
================================================================================

                                                                                    Percent
                                                Shares                  Market       of Net
Company Name                                     Held       Cost        Value        Assets
MUTUAL FUNDS:
AMERICAN CENTURY CAP S CAP V                    10,335   $   61,113   $   68,209
CORNERCAP GROUP FDS GROWTH FUND                 35,381      379,561      382,467
CREDIT SUISSE WARBURG PINCUS                       257        2,472        2,622
DRESDNER RCM GLOBAL STRATEGIC                   35,000      239,392      242,550
DREYFUS GROWTH & VALUE EMERG LEADER              3,819      150,000      130,143
DREYFUS INVT GRADE BD SHT-TRM INCOME            71,429      839,168      862,868
FIRST AUSTRALIA PRIME                           42,000      168,895      164,640
GATEWAY TRUST INDEX PLUS FUND                    8,661      218,209      189,937
H&Q LIFE SCIENCES INVS SH                        2,063       44,870       36,103
IRISH INVESTMENT FUND                            7,500      109,385       88,950
I-SHARES INC MSCI HONG KONG                     16,000      186,860      170,720
I-SHARES TRUST S&P EURO PLUS                     2,000      149,642      128,960
I-SHARES TRUST S&P/TSE 60                        1,000       54,353       44,440
LOOMIS SAYLES FUNDS BOND FUND                   38,985      449,756      423,767
MIDCAP SPDR TR UNIT SER 1                        5,300      323,628      447,320
MORGAN STANLEY DEAN WITTER ASIA COM              7,000       71,910       54,460
NEUBERGER & BERMAN INC LTD MAT BOND FUND        57,767      562,678      554,564
NORTHEAST INVESTORS TRUST SH BEN 1              12,172      106,268      102,729
PIMCO FUNDS PAC INVT HIGH YIELD FUND                 3           30           30
PIMCO FUNDS PACIFIC INVT MGM REA                47,756      500,000      496,657
RCM STRATEGIC GLOBAL GOVT FUND                  10,000      102,178      105,000
ROYCE FUND PREMIER SERIES                       11,359      119,964      105,748
ROYCE FUNDS TOTAL RETURN                        10,906       86,356       85,504
SECTOR SPDR TR SBI INT - ENERGY                  3,000       99,033       92,100
SPDR TR UNIT SER 1                               1,000       77,942      116,690
STRONG SHORT TERM BOND FUND COM                 59,113      565,532      564,531
SWISS HELVETIA FUND INC                          8,000      108,100       98,000
TEMPLETON GLOBAL GOVT SHARES B                  10,000       61,624       60,200
TEMPLETON GLOBAL INCOME COMMON                  15,000       99,190       95,250
VANGUARD BOND INDEX FUND SHORT TERM             56,098      558,390      568,273
VANGUARD FIXED INCOME SECURITIES HI YIELD       15,116      102,938      103,092
VANGUARD FIXED INCOME SECS INTERMEDIATE        103,753    1,079,955    1,144,397
VANGUARD FIXED INCOME SECS INV                  31,598      258,090      272,693
VANGUARD FIXED INCOME SECS SHR                  52,509      564,751      567,621
WASATCH ADVISORS FUNDS MICRO-CAP                13,986       80,000       69,091
                                                         ----------   ----------

TOTAL INVESTMENTS IN MUTUAL FUNDS                        $8,582,234   $8,640,326      5.95%
                                                         ==========   ----------      ----

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS
March 31, 2001
================================================================================

                                                        Market       Percent of
Company Name                               Cost         Value        Net Assets

OTHER INVESTMENTS

LIMITED PARTNERSHIPS:
BAY HARBOUR 90-1, LP                     $   750,000   $   802,542
JMG CAPITAL PARTNERS LP                    1,000,000     1,296,379
MARINER PARTNERS, LP                         750,000       989,416
ONYX CAPITAL FUND, LP                      1,000,000     1,316,215
ROSE GLEN CAPITAL PARTNERS I, LP             750,000     1,309,899
SAFE HARBOR FUND, LP                       1,500,000     2,157,939
STARK INVESTMENTS LP                       1,000,000     1,581,357
ULQ HEDGE FUND LTD PARTNERSHIP             1,025,002     1,631,328
WALNUT INVESTMENT PARTNERS LP                150,000       150,000
WPG MERGER ARBITRAGE FUND, LP              1,000,000     1,100,202
                                         -----------   -----------
                                           8,925,002    12,335,277        8.50%
                                         -----------   -----------    --------

OTHER INVESTMENTS:
"SERVES "CERTIFICATES-BANK OF AMERICA        500,000       500,000        0.34%
                                         -----------   -----------    --------

VENTURE CAPITAL:
BUILDNET INC SERIES C PFD                    500,000       500,000
LEARNINGSTATION.COM                          500,000       500,000
PIEDMONT VENTURE PARTNERS                    100,000       100,000
PIEDMONT VENTURE PARTNERS II LP              237,196       237,196
                                         -----------   -----------    --------
                                           1,337,196     1,337,196        0.92%
                                         -----------   -----------    --------

TOTAL OTHER INVESTMENTS                  $10,762,198   $14,172,473        9.76%
                                         ===========   -----------    --------

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS
March 31, 2001
================================================================================

                                                                                                             Percent
                                  Shares                                                          Market      of Net
Industries                         Held              Company Name                   Cost          Value       Assets

COMMON STOCKS
AEROSPACE/DEFENSE                  6,400    BOEING CO COM                         $   352,639   $   356,544
                                   6,100    RAYTHEON CO COM                           162,351       179,218
                                                                                  -----------   -----------
                                                                                      514,990       535,762     0.37%
                                                                                  -----------   -----------    -----

ALUMINUM                          15,300    ALCOA INC                                 213,180       550,035     0.38%
                                                                                  -----------   -----------    -----

APPAREL                            7,400    JONES APPAREL GROUP COM                    55,234       279,720     0.19%
                                                                                  -----------   -----------    -----

AUTO & TRUCK                       3,000    GENERAL MTRS CORP COM                     121,406       155,550     0.11%
                                                                                  -----------   -----------    -----

BANKING                            4,300    BANC ONE CORP COM                         154,811       155,574
                                   3,500    BANKAMERICA CORP NEW COM                   61,206       191,625
                                  11,408    CITIGROUP INC COM                         461,664       513,132
                                   1,900    FLEETBOSTON FINANCIAL CORP                 70,429        71,725
                                  19,160    MELLON FINANCIAL CORP COM                 203,452       776,363
                                   5,575    MORGAN J P CHASE & CO INC                 255,590       250,318
                                   1,900    STATE STR CORP COM                        144,257       177,460
                                   8,550    WELLS FARGO & CO DEL COM                  279,004       422,968
                                                                                  -----------   -----------
                                                                                    1,630,413     2,559,165     1.76%
                                                                                  -----------   -----------    -----

BEVERAGE - ALCOHOLIC               1,500    ANHEUSER BUSCH COMPANIES INC               70,735        68,895     0.05%
                                                                                  -----------   -----------    -----

BEVERAGE - NONALCOHOLIC           16,750    PEPSICO INC COM                           652,249       736,163     0.51%
                                                                                  -----------   -----------    -----

BIOTECH                           20,775    AMGEN INC                                 350,337     1,250,395     0.86%
                                                                                  -----------   -----------    -----

BUILDING MATERIALS                 4,800    HOME DEPOT INC COM                        201,148       206,880
                                   4,672    LOWES COS INC COM                         141,353       273,078
                                                                                  -----------   -----------
                                                                                      342,501       479,958     0.33%
                                                                                  -----------   -----------    -----

BROADCASTING/                     11,800    AT&T CORP COM LIB GRP A                   199,538       165,200
  CABLE TV                         1,075    COMCAST CORP CL A SPL                      43,588        45,083
                                   3,400    GANNETT INC COM                           229,728       203,048
                                                                                  -----------   -----------
                                                                                      472,854       413,331     0.28%
                                                                                  -----------   -----------    -----

CANADIAN ENERGY                   13,600    IMPERIAL OIL LTD COM NEW                  294,428       332,112     0.23%
                                                                                  -----------   -----------    -----

CHEMICAL - DIVERSIFIED             4,600    AIR PRODS & CHEMS INC COM                 118,101       176,640
                                   4,200    DOW CHEMICAL CO COM                       150,044       132,594
                                                                                  -----------   -----------
                                                                                      268,145       309,234     0.21%
                                                                                  -----------   -----------    -----

COMMUNICATION
PRODUCTS/SERVICES                  1,200    JDS UNIPHASE CORP COM                     119,800        22,125     0.02%
                                                                                  -----------   -----------    -----

COMPUTERS &                        2,500    DELL COMPUTER CORP COM                    102,337        64,219
  PERIPHERALS                      1,425    E M C CORP MASS COM                        71,309        41,895
                                   1,525    FISERV INC COMMON                          80,769        68,219
                                  12,000    HEWLETT PACKARD CO COM                    186,369       375,240
                                   6,000    HONEYWELL INTL INC COM                    155,680       244,800
                                   2,725    SUN MICROSYSTEMS INC COM                   98,259        41,883
                                                                                  -----------   -----------
                                                                                      694,723       836,256     0.58%
                                                                                  -----------   -----------    -----

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS
March 31, 2001
================================================================================

                                                                                                             Percent
                                  Shares                                                          Market      of Net
Industries                         Held              Company Name                    Cost          Value       Assets

COMPUTER SOFTWARE                 13,900    AUTOMATIC DATA PROCESS COM            $   337,305   $   755,882
  AND SERVICES                     2,450    CISCO SYS INC COM                         149,734        38,741
                                     700    COMPUTER SCIENCES CORP COM                 51,588        22,645
                                      13    CYBEAR GROUP NEW                               --             6
                                   3,000    ELECTRONIC DATA SYS NW COM                158,115       167,580
                                   3,000    I2 TECHNOLOGIES INC                        64,035        43,500
                                     296    INTEGRATED TELECOM EXP COM                  5,735           647
                                   3,175    INTERNATIONAL BUS MACH COM                377,197       305,371
                                      52    MCDATA CORP CL A                            1,299           982
                                   2,925    MICROSOFT CORP COM                        222,289       159,961
                                   3,100    ORACLE CORP COM                           130,639        46,438
                                   1,625    PAYCHEX INC COM                            47,349        60,227
                                     675    SIEBEL SYS INC COM                         36,481        18,360
                                  17,300    SOLECTRON CORP COM                        649,575       328,873
                                   1,475    VERITAS SOFTWARE CO COM                   125,050        68,204
                                                                                  -----------   -----------
                                                                                    2,356,391     2,017,417     1.39%
                                                                                  -----------   -----------    -----

CONSUMER PRODUCTS                  9,200    KIMBERLY CLARK CORP COM                   497,275       624,036
                                     225    MINNESOTA MINING & MFG CO COM              24,943        23,378
                                   1,525    PHILIP MORRIS COS INC COM                  56,978        72,361
                                   3,100    PROCTER & GAMBLE CO COM                   251,495       194,060
                                                                                  -----------   -----------
                                                                                      830,691       913,835     0.63%
                                                                                  -----------   -----------    -----

DIVERSIFIED COMPANIES                 50    CAPITAL SOUTHWEST CORP COM                  3,128         3,250
                                   1,200    ILLINOIS TOOL WORKS INC COM                73,305        68,208
                                   3,675    TYCO INTL LTD NEW COM                     190,397       158,870
                                  10,025    UNITED TECHNOLOGIES CP COM                494,706       734,833
                                                                                  -----------   -----------
                                                                                      761,536       965,161     0.66%
                                                                                  -----------   -----------    -----

DRUGS                              3,300    AMERICAN HOME PRODS CP COM                163,793       193,875
                                   2,595    CARDINAL HEALTH INC COM                   109,321       251,066
                                   1,650    FOREST LABS INC COM                        98,990        97,746
                                   2,276    GLAXOSMITHKLINE PLC ADR                   132,060       119,035
                                  25,675    JOHNSON & JOHNSON COM                     779,645     2,245,792
                                     725    LILLY ELI & CO                             70,255        55,579
                                  20,000    MAXIM INTEGRATED PRODS COM                400,142       831,800
                                   4,675    MERCK & CO INC COM                        316,179       354,832
                                   1,500    NYCOMED AMERSHAM PLC                       61,550        51,900
                                  27,800    PFIZER INC COM                            600,788     1,138,410
                                   7,157    PHARMACIA CORP COM                        164,127       360,486
                                   5,700    SCHERING PLOUGH CORP                      246,267       208,221
                                                                                  -----------   -----------
                                                                                    3,143,117     5,908,742     4.07%
                                                                                  -----------   -----------    -----

DRUGSTORES                         9,688    CVS CORP COM                              239,088       566,651
                                   3,375    WALGREEN CO COM                           112,017       137,700
                                                                                  -----------   -----------
                                                                                      351,105       704,351     0.49%
                                                                                  -----------   -----------    -----

ELECTRICAL EQUIPMENT              14,000    AMERICAN POWER CONVERSION COM             233,423       180,469
                                   2,200    EMERSON ELECTRIC CO COM                   147,728       136,400
                                  27,475    GENERAL ELEC CO COM                       684,718     1,150,103
                                                                                  -----------   -----------
                                                                                    1,065,869     1,466,972     1.01%
                                                                                  -----------   -----------    -----

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS
March 31, 2001
================================================================================

                                                                                                              Percent
                                  Shares                                                          Market       of Net
Industries                         Held              Company Name                    Cost          Value       Assets

ELECTRIC UTILITIES                 2,900    AES CORP COM                          $   151,904   $   144,884
                                   4,300    ALLEGHENY ENERGY INC COM                  128,097       198,918
                                     375    CALPINE CORP COM                           19,029        20,651
                                   8,900    CHESAPEAKE UTILS CORP COM                 142,100       161,980
                                  24,572    DOMINION RES INC VA COM                   995,956     1,584,157
                                   9,300    DPL INC COM                               159,185       261,330
                                  40,400    DUKE ENERGY CORP COM                    1,228,040     1,726,696
                                   4,500    ENERGY EAST CORP COM                       89,796        78,075
                                   2,500    EXELON CORP                               148,778       164,000
                                  25,000    FIRSTENERGY CORP COM                      652,137       698,000
                                   4,900    FPL GROUP INC COM                         270,169       300,370
                                   6,000    GPU INC COM                               191,942       194,940
                                   8,000    IDACORP INC COM                           238,973       305,680
                                   2,500    MDU RES GROUP INC COM                      57,095        89,300
                                   1,025    MIRANT                                     25,533        36,388
                                   2,000    MONTANA POWER CO COM                       52,560        28,200
                                   9,933    NORTHEAST UTILS COM                       106,535       172,636
                                   5,000    RELIANT ENERGY INC COM                    137,460       226,250
                                  30,048    SCANA CORP COM                            765,902       815,803
                                  23,600    SOUTHERN CO COM                           558,210       828,124
                                  31,700    TECO ENERGY INC COM                       689,809       949,732
                                  21,100    TXU CORP COM                              812,621       871,852
                                   3,200    UTILICORP UTD INC COM                      75,341       103,552
                                  17,050    XCEL ENERGY INC COM                       391,783       513,375
                                                                                  -----------   -----------
                                                                                    8,088,955    10,474,893     7.21%
                                                                                  -----------   -----------    -----

ELECTRONICS                       24,000    ALTERA CORP COM                           339,837       514,500
                                   1,850    FLEXTRONICS INTL LTD ORD                   78,683        27,750
                                   1,075    GENERAL MTRS CORP CL H NEW                 34,402        20,963
                                   8,983    MOLEX INC COM                             145,004       316,931
                                   1,650    SANMINA CORP COM                           81,112        32,278
                                  10,000    SCI SYSTEMS INC COM                       169,953       182,000
                                     650    TERADYNE INC COM                           39,309        21,450
                                                                                  -----------   -----------
                                                                                      888,300     1,115,872     0.77%
                                                                                  -----------   -----------    -----

ENTERTAINMENT                      7,975    DISNEY WALT CO COM                        189,213       228,085
                                  20,000    FOX ENTMT GROUP INC CL A                  521,086       392,000
                                                                                  -----------   -----------
                                                                                      710,299       620,085     0.43%
                                                                                  -----------   -----------    -----

ENVIRONMENTAL                      2,400    WASTE MANAGEMENT INC DEL COM               50,250        59,280     0.04%
                                                                                  -----------   -----------    -----

FINANCIAL SERVICES                15,700    ALLIED CAPITAL CORP COM                   292,235       315,963
                                   1,100    AMERICAN EXPRESS CO COM                    60,968        45,430
                                   2,000    AMVESCAP PLC SPONS ADR                     75,310        58,000
                                     525    CAPITAL ONE FINANCIAL CORP COM             35,138        29,138
                                   3,100    FEDERAL HOME LN MTG CP COM                158,986       200,973
                                   2,000    HOUSEHOLD INTL INC COM                     96,850       118,480
                                   4,250    MBNA CORP COM                             126,846       140,675
                                   1,850    PROVIDIAN FINANCIAL CORP                   97,715        90,742
                                     550    STILWELL FINANCIAL INC COM                 23,849        14,751
                                                                                  -----------   -----------
                                                                                      967,897     1,014,152     0.70%
                                                                                  -----------   -----------    -----

FOOD PROCESSING                    3,600    GENERAL MILLS INC COM                     148,305       154,836
                                   6,150    NESTLE S A SPONSORED ADR                  201,834       644,412
                                                                                  -----------   -----------
                                                                                      350,139       799,248     0.55%
                                                                                  -----------   -----------    -----

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS
March 31, 2001
================================================================================

                                                                                                             Percent
                                  Shares                                                          Market      of Net
Industries                         Held              Company Name                    Cost          Value       Assets

FOOD WHOLESALERS                  22,000    SYSCO CORP COM                        $   168,835   $   583,220     0.40%
                                                                                  -----------   -----------    -----

FOREIGN UTILITIES                  5,000    ENDESA NACIONAL ELEC SPONS ADR             83,558        82,750     0.06%
                                                                                  -----------   -----------    -----

FOREIGN
TELECOMMUNICATIONS                 2,596    TELEFONICA S A SPONSORED ADR              102,385       124,344     0.09%
                                                                                  -----------   -----------    -----

GOLD/SILVER MINING                 6,620    FRANCO NEV MNG LTD WT EXP  071384         101,542        76,143
                                  19,200    PAN AMERICAN SILVER CP COM                 81,287        49,200
                                  14,400    STILLWATER MNG CO COM                     336,452       389,520
                                                                                  -----------   -----------
                                                                                      519,281       514,863     0.35%
                                                                                  -----------   -----------    -----

GROCERY                           20,600    KROGER CO COM                             156,757       531,274
                                   3,500    SAFEWAY INC COM NEW                       159,326       193,025
                                                                                  -----------   -----------
                                                                                      316,083       724,299     0.50%
                                                                                  -----------   -----------    -----

HOTEL/GAMING                       4,977    INTERNATIONAL GAME TEC COM                 92,917       250,592
                                   7,000    PARK PL ENTMT CORP COM                     77,351        71,750
                                                                                  -----------   -----------
                                                                                      170,268       322,342     0.22%
                                                                                  -----------   -----------    -----

HOUSEHOLD PRODUCTS                 7,000    COLGATE PALMOLIVE CO COM                   89,886       386,820     0.27%
                                                                                  -----------   -----------    -----

INSURANCE                          1,800    AFLAC INC COMMON                           61,784        49,572
                                   2,000    ALLIANZ AKTIENGESELLSC SP                  69,160        58,500
                                  13,431    AMERICAN INTL GROUP COM                   501,809     1,081,196
                                   2,300    HARTFORD FINANCIAL SVCS COM               141,690       135,700
                                   7,450    ING GROEP N V SPONSORED ADR               134,201       484,846
                                   4,375    MARSH & MCLENNAN COS COM                  395,877       415,756
                                                                                  -----------   -----------
                                                                                    1,304,521     2,225,570     1.53%
                                                                                  -----------   -----------    -----

INTERNET SERVICE                   1,550    AOL TIME WARNER INC                        78,902        62,232
  PROVIDERS                        1,140    VELOCITYHSI INC COM                            --            97
                                                                                  -----------   -----------
                                                                                       78,902        62,329     0.04%
                                                                                  -----------   -----------    -----

INTERNET COMMERCE                    600    ARIBA INC COM                              75,953         4,744     0.00%
                                                                                  -----------   -----------    -----

MACHINERY                            975    APPLIED MATLS INC COM                      71,333        42,413
                                     200    CAPSTONE TURBINE CORP COM                   5,390         5,675
                                   1,400    CATERPILLAR INC DEL COM                    65,938        62,132
                                   8,000    DOVER CORP COM                             87,145       286,720
                                                                                  -----------   -----------
                                                                                      229,806       396,940     0.27%
                                                                                  -----------   -----------    -----

MANUFACTURING                      7,000    KONINKLIJKE PHILIPS ELECTRIC              244,550       186,900     0.13%
                                                                                  -----------   -----------    -----

MEDICAL SERVICES                   6,100    ABBOTT LABS COM                           260,359       287,859
                                   3,800    HCA-HEALTHCARE CO COM                     147,921       153,026
                                   1,925    TENET HEALTHCARE CORP COM                  85,154        84,700
                                                                                  -----------   -----------
                                                                                      493,434       525,585     0.36%
                                                                                  -----------   -----------    -----

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS
March 31, 2001
================================================================================

                                                                                                             Percent
                                  Shares                                                          Market      of Net
Industries                         Held              Company Name                    Cost          Value      Assets

MEDICAL SUPPLIES                   6,800    BAXTER INTL INC COM                   $   280,631   $   640,152
 & EQUIPMENT                       9,400    BRISTOL MYERS SQUIBB COM                  638,508       558,360
                                   1,125    MEDTRONIC INC COM                          40,196        51,458
                                                                                  -----------   -----------
                                                                                      959,335     1,249,970     0.86%
                                                                                  -----------   -----------    -----

NATURAL GAS -                     10,180    DYNEGY INC COM                            379,187       519,282
  DISTRIBUTING                     2,000    ENERGEN CORP COM                           61,490        70,600
                                   5,000    KINDER MORGAN INC KANS COM                 64,194       266,000
                                   6,200    MCN ENERGY GROUP INC COM                  100,611       159,960
                                   6,500    ONEOK INC NEW COM                         257,652       265,785
                                   2,600    SOUTH JERSEY INDS INC COM                  75,121        76,700
                                  13,500    VECTREN CORP COM                          285,775       288,900
                                                                                  -----------   -----------
                                                                                    1,224,030     1,647,227     1.13%
                                                                                  -----------   -----------    -----

NATURAL GAS -                      9,996    EL PASO ENERGY CP DEL COM                 572,825       652,739
  DIVERSIFIED                     11,800    ENRON CORP COM                            419,259       685,580
                                   6,500    EQUITABLE RESOURCES INC COM               282,119       448,500
                                     500    NATIONAL FUEL GAS N J COM                  24,004        26,790
                                   6,000    NICOR INC COM                             206,568       223,620
                                                                                  -----------   -----------
                                                                                    1,504,775     2,037,229     1.40%
                                                                                  -----------   -----------    -----

NETWORKING                           375    AVAYA INC COM                              10,361         4,875     0.00%
                                                                                  -----------   -----------    -----

OILFIELD SERVICES &                  950    BJ SERVICES CO COM                         57,107        67,640
  EQUIPMENT                          400    PETROLEUM GEO-SVCS                          3,478         3,580
                                   9,200    SCHLUMBERGER LTD COM                      562,386       530,012
                                     700    SMITH INTL INC COM                         48,301        49,140
                                  14,117    TRANSOCEAN SEDCO FOREX INC COM            422,271       611,972
                                                                                  -----------   -----------
                                                                                    1,093,543     1,262,344     0.87%
                                                                                  -----------   -----------    -----

PETROLEUM - INTEGRATED            20,744    BP AMOCO P L C SPONSORED ADR              978,185     1,029,317
                                   3,700    BUCKEYE PARTNERS L P UNIT LTD PARTN        98,973       124,394
                                   3,900    CHEVRON CORPORATION COM                   326,549       342,420
                                   3,800    CONOCO INC CL A                            92,841       106,780
                                   5,800    CONOCO INC CL B                           150,017       163,850
                                   8,000    DENBURY RESOURCES INC COM NEW              85,930        64,800
                                  23,212    EXXON MOBIL CORP COM                    1,292,952     1,880,172
                                   3,750    PETROLEUM & RES CORP COM                   88,208       102,000
                                   1,400    PHILLIPS PETE CO COM                       82,361        77,070
                                  25,550    REPSOL S A SPONSORED ADR                  327,951       454,279
                                  14,225    ROYAL DUTCH PETE CO NY REG GLD1.25        792,625       788,634
                                   8,374    TEXACO INC COM                            458,199       556,034
                                   6,500    UNOCAL CORP COM                           265,320       224,705
                                                                                  -----------   -----------
                                                                                    5,040,111     5,914,455     4.07%
                                                                                  -----------   -----------    -----

PETROLEUM - PRODUCING              2,000    APACHE CORP COM                            77,615       115,220
                                   1,925    BURLINGTON RES INC COM                     75,590        86,144
                                  40,000    CHESAPEAKE ENERGY CORP COM                317,110       354,000
                                   1,950    EOG RES INC COM                            51,673        80,398
                                   6,400    KERR MCGEE CORP COM                       308,008       415,360
                                   6,000    TEPPCO PARTNERS L P UT LTD PARTNER        149,595       157,200
                                   1,700    TOTAL FINA S A SPONS ADR                  122,655       115,515
                                   5,000    VINTAGE PETE INC COM                      103,870       101,750
                                                                                  -----------   -----------
                                                                                    1,206,116     1,425,587     0.98%
                                                                                  -----------   -----------    -----

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS
March 31, 2001
================================================================================

                                                                                                             Percent
                                  Shares                                                          Market      of Net
Industries                         Held              Company Name                    Cost          Value      Assets

PETROLEUM - REFINING              10,000    ULTRAMAR DIAMOND SHAMROCK COM         $   270,209   $   361,800     0.25%
                                                                                  -----------   -----------    -----

RADIO                              1,275    CLEAR CHANNEL COMMUNICATIONS               73,210        69,424     0.05%
                                                                                  -----------   -----------    -----

RAILROAD                           6,600    NORFOLK SOUTHERN CORP COM                 179,579       110,484     0.08%
                                                                                  -----------   -----------    -----

R.E.I.T.s                          4,000    ARDEN REALTY INC COM                       95,850        94,400
                                   8,900    BOSTON PROPERTIES INC COM                 301,520       342,205
                                   5,700    BRE PROPERTIES INC CL A                   128,478       165,243
                                   5,400    CABOT INDUSTRIAL TRUST COM                100,703       104,760
                                   4,300    CHELSEA GCA REALTY INC COM                131,585       181,460
                                   6,700    COLONIAL PPTYS TR COM SH BEN INT          165,021       179,895
                                   4,000    EQUITY RESIDENT PPTYS SH BEN INT          165,220       208,120
                                  18,400    FELCOR LODGING TR INC COM                 353,448       422,280
                                   3,900    HEALTH CARE PPTY INVS COM                 100,525       132,288
                                   4,600    HOSPITALITY PROPERTIES TRUST COM           99,587       121,440
                                   7,300    KILROY RLTY CORP COM                      152,564       195,713
                                   3,400    KIMCO REALTY CORP COM                     124,448       146,200
                                   4,000    LIBERTY PPTY TR SH BEN INT                 97,411       112,960
                                   6,000    MACK CALI REALTY CORP COM                 160,265       162,000
                                   8,800    MGI PPTYS INC COM                              --        20,900
                                   9,700    MID-ATLANTIC RLTY TR SH BEN INT            98,438       121,250
                                  10,000    PRIME GROUP REALTY TRUST SH B             140,220       139,600
                                   4,800    SIMON PPTY GROUP NEW COM                  130,092       122,880
                                   6,000    SOVRAN SELF STORAGE COM                   137,595       147,000
                                   3,800    SPIEKER PPTYS INC COM                     130,653       208,430
                                  10,100    TANGER FACTORY OUTLET COM                 237,247       208,565
                                   3,600    VORNADO RLTY TR SH BEN INT                124,344       128,988
                                                                                  -----------   -----------
                                                                                    3,175,214     3,666,577     2.53%
                                                                                  -----------   -----------    -----

RESTAURANTS                       12,300    MCDONALDS CORP COM                        437,349       326,565     0.22%
                                                                                  -----------   -----------    -----

RETAIL STORES                      1,975    BEST BUY INC COM                           77,069        71,021
                                   6,000    COSTCO COMPANIES INC COM                   54,625       235,500
                                   1,275    KOHLS CORP COM                             45,752        78,655
                                   7,325    WAL MART STORES INC COM                   346,319       369,912
                                                                                  -----------   -----------
                                                                                      523,765       755,088     0.52%
                                                                                  -----------   -----------    -----

SECURITIES BROKERAGE               3,700    MERRILL LYNCH & CO INC COM                148,113       204,980
                                   2,200    MORGAN STANLEY DEAN WITTER COM            210,809       117,700
                                                                                  -----------   -----------
                                                                                      358,922       322,680     0.22%
                                                                                  -----------   -----------    -----

SEMICONDUCTORS                     3,601    AGILENT TECHNOLOGIES COM                  107,901       110,659
                                     900    ANALOG DEVICES INC COM                     65,464        32,616
                                  11,950    INTEL CORP COM                            323,003       314,434
                                   7,000    LSI LOGIC CORP COM                        199,220       110,110
                                  11,500    MICRON TECHNOLOGY                         250,577       477,595
                                  10,500    MOTOROLA INC COM                          202,367       149,730
                                   5,150    NATIONAL SEMICONDUCTOR COM                134,208       137,763
                                  24,000    NOVELLUS SYSTEMS INC COM                  410,386       973,500
                                   4,150    TEXAS INSTRUMENTS INC COM                 162,508       128,567
                                  16,000    XILINX INC COM                            152,875       562,000
                                                                                  -----------   -----------
                                                                                    2,008,509     2,996,974     2.06%
                                                                                  -----------   -----------    -----

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS
March 31, 2001
================================================================================

                                                                                                              Percent
                                  Shares                                                          Market       of Net
Industries                         Held              Company Name                    Cost          Value       Assets

SERVICES                          27,000    CENDANT CORP COM                      $   317,735   $   393,930
                                  13,000    ROBERT HALF INTL INC COM                  169,451       290,550
                                  20,000    USEC INC COM                               81,620       172,000
                                                                                  -----------   -----------
                                                                                      568,806       856,480     0.59%
                                                                                  -----------   -----------    -----

TELECOMMUNICATIONS                 2,050    AMERICAN TOWER CORP CL A                   64,918        37,925
  EQUIPMENT                        1,950    CORNING INC COM                            48,355        40,345
                                   3,300    LUCENT TECHNOLOGIES COM                   156,490        32,901
                                   5,800    NORTEL NETWORKS CORP COM                  344,435        81,490
                                   3,675    TELLABS INC COM                           222,397       149,527
                                                                                  -----------   -----------
                                                                                      836,595       342,188     0.24%
                                                                                  -----------   -----------    -----

TELECOMMUNICATIONS                 4,334    ALLTEL CORP COM                           152,368       227,362
  SERVICES                         6,700    AT&T CORP COM                             221,481       142,710
                                  10,900    BELLSOUTH CORP COM                        461,707       446,028
                                  13,500    CENTURYTEL INC COM                        420,466       388,125
                                   2,525    EXODUS COMMUNICATIONS COM                  43,398        27,144
                                     200    QWEST COMMUNICATIONS COM                    6,974         7,010
                                  23,100    SBC COMMUNICATIONS INC COM                851,819     1,030,953
                                   8,000    SPRINT CORP COM                           100,504       175,920
                                   4,000    SPRINT CORP PCS COM SER 1                  12,068        76,000
                                   9,198    VERIZON COMMUNICATIONS COM                339,774       453,461
                                   1,500    WILLIAMS COMMUNICATIONS GROUP              21,050        13,500
                                  19,250    WORLDCOM INC GA NEW COM                   600,265       359,734
                                                                                  -----------   -----------
                                                                                    3,231,874     3,347,947     2.31%
                                                                                  -----------   -----------    -----

TRUCKING/TRANSPORTATION            15000    KNIGHTSBRIDGE TANKERS ORD                 332,527       366,562     0.25%
                                                                                  -----------   -----------    -----

WATER UTILITY                        400    AMERICAN WTR WKS INC COM                   12,334        12,900
                                   6,250    PHILADELPHIA SUBN CORP COM                114,458       147,250
                                   8,125    SOUTHWEST WTR CO COM                      100,071        95,875
                                                                                  -----------   -----------
                                                                                      226,863       256,025     0.18%
                                                                                  -----------   -----------    -----

TOTAL INVESTMENTS IN COMMON STOCKS                                                $52,504,699   $68,049,896    46.86%
                                                                                  ===========   -----------    -----

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS
March 31, 2001
================================================================================

                                                                                                    Market        Percent of
Industries                                  Company Name                          Cost              Value         Net Assets

SHORT TERM INVESTMENTS                Evergreen Money Market Fund               $ 7,671,944      $   7,671,944        5.28%
                                                                                ============     -------------       -----


TOTAL INVESTMENTS - MARKET VALUE                                                                 $ 123,795,432       85.24%
                                                                                                 ==============      ------

Aggregate gross unrealized appreciation of security values                                       $  23,208,255
Aggregate gross unrealized depreciation of security values                                          (5,362,997)
                                                                                                 -------------
Net appreciation of security values                                                                 17,845,258
Tax cost of securities                                                                             105,950,174
                                                                                                 -------------

Total market value of securities                                                                 $ 123,795,432
                                                                                                 =============

BMC FUND, INC.                                                       SCHEDULE II
INVESTMENTS - OTHER THAN SECURITIES
March 31, 2001
================================================================================

                                                                      Market
                                                                     Value at
                                                                      End of
Description                                                           Period

INVESTMENT LAND:
  Residential acreage including subdivided lots in Caldwell,
     Rutherford and Wilkes Counties, NC                              $150,000(a)
                                                                     --------

TOTAL                                                                $150,000
                                                                     ========

     Aggregate appreciation of investment land                       $  3,624
     Tax cost of investment land                                      146,376
                                                                     --------

     Market value of investment land                                 $150,000
                                                                     ========



(a)   Non-income producing property

BMC FUND, INC.                                                      SCHEDULE III
INVESTMENTS IN AFFILIATES
March 31, 2001
================================================================================

                                              Number of        Amount of Equity
                                            Shares Held At       In Net Profit      Amount of           Value at
                                               March 31,       And Loss for the     Dividends           March 31,
Issuer                                           2001               Period             (1)                2001
Broyhill Industries, Inc. - wholly owned
  subsidiary                                        1,000        $     3,806        $        --        $   558,045

P. B. Realty, Inc. - wholly owned
  subsidiary                                        1,000          2,176,886                 --         17,374,013
                                                                 -----------        -----------        -----------

TOTAL                                                            $ 2,180,692        $        --        $17,932,058
                                                                 ===========        ===========        ===========

(1) All of the dividends received by BMC Fund, Inc. from its wholly owned subsidiaries have been credited to the investment account since BMC Fund, Inc. is accounting for its investment in the subsidiary companies on the equity method.